GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jan. 31, 2024	Mar. 30, 2018	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
GENERAL [Abstract]
Net loss			$ 14,523	$ 9,390
Accumulated deficit			503,281		$ 488,758
Net cash used in operating activities			$ (18,564)	$ 39,703
Upfront payment received		$ 10,000
Accrued milestone payment		30,500
Potential milestone compensation		$ 200,000
Non-refundable upfront payment	$ 60,000,000
Milestone payment	30,000,000
Potential milestone compensation company is now eligible for	$ 758,000,000
Percentage of expected from upfront payment amount paid	15.00%